Acquisitions - Additional Information (Details) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Business Combination, Separately Recognized Transactions [Line Items]
Fair value of the contingent consideration included in accruals and other current liabilities			$ 5,100	$ 2,390
Contingent consideration from acquisitions	$ 3,583		5,100	2,390
Reclassifications to noncontingent consideration from acquisitions	(1,340)	$ 62	62	272
Other Noncurrent Liabilities [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Contingent consideration from acquisitions			1,499	1,926
Series of Individually Immaterial Business Acquisitions
Business Combination, Separately Recognized Transactions [Line Items]
Acquisition contingent consideration	5,143		6,599
Fair value of the contingent consideration included in accruals and other current liabilities	1,560		1,499
Contingent consideration from acquisitions	$ 3,583		5,100
Reclassifications to noncontingent consideration from acquisitions				8,516
Fair value adjustments to reduce revenue			$ 553	2,469
Number of acquisitions, purchase accounting not yet finalized			3
Business combination, maximum measurement period for fair value determination			1 year
Acquisition and integration costs			$ 950	1,361
Series of Individually Immaterial Business Acquisitions | Accruals and other current liabilities
Business Combination, Separately Recognized Transactions [Line Items]
Acquisition contingent consideration			6,599	4,316
Current deferred payment obligations			5,999	11,019
Series of Individually Immaterial Business Acquisitions | Other Noncurrent Liabilities [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Long-term deferred payment obligations			$ 1,499	$ 2,826